WisdomTree Trust
                         380 Madison Avenue, 21st Floor
                               New York, NY 10017




June 26, 2008

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549
Attn:   Christian Sandoe

RE:      WisdomTree Trust
         Post-Effective Amendment No. 16 to Registration Statement on Form N-1A File Nos. 333-132380 and 811-21864

Dear Mr. Sandoe:

         We hereby request that the effective date for Post-Effective Amendment No. 16 to the above-captioned Registration Statement be accelerated so that it will become effective on Monday, June 30th, 2008, or as soon thereafter as practicable, after the filing thereof with the Securities and Exchange Commission.


                                            Very truly yours,

                                            WisdomTree Trust


                                            By: /s/ Richard Morris
                                                Name: Richard Morris
                                                Title: Secretary

                             ALPS Distributors, Inc.
                            1290 Broadway, Suite 1100
                             Denver, Colorado 80203

June 26, 2008

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549
Attn:   Christian Sandoe

RE:      WisdomTree Trust
         Post-Effective Amendment No. 16 to Registration Statement on Form N-1A File Nos. 333-132380 and 811-21864



Dear Mr. Sandoe:

         We hereby join WisdomTree Trust in requesting that the effective date for Post-Effective Amendment No. 16 to the above-captioned Registration Statement be accelerated so that it will become effective on the 30th day of June, 2008 or as soon thereafter as practicable, after the filing thereof with the Securities and Exchange Commission.

                                          Very truly yours,

                                          ALPS Distributors, Inc.


                                          By: /s/ Bradley J. Swenson
                                              ----------------------
                                              Name:  Bradley J. Swenson
                                              Title: Chief Compliance Officer

                                WisdomTree Trust
                         380 Madison Avenue, 21st Floor
                               New York, NY 10017



June 26, 2008

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549
Attn:   Christian Sandoe

RE:      WisdomTree Trust
         Post-Effective Amendment No. 16 to Registration Statement on Form N-1A File Nos. 333-132380 and 811-21864

Dear Mr. Sandoe:

      In connection with the Trust's request for acceleration of the effectiveness date of the Registration Statement referenced above, the Trust acknowledges that:

In connection with the above-referenced filing, we acknowledge that:

|*| The Fund is responsible for the adequacy and accuracy of the disclosure in the above-referenced filing;

|*| Division of Investment Management staff ("Staff") comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Securities and Exchange Commission (the "Commission") from taking any action with respect to the above-referenced filing; and

|*| The Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                                            Very truly yours,

                                            WisdomTree Trust


                                            By: /s/ Richard Morris
                                                Name: Richard Morris
                                                Title:   Secretary

                                                                   June 27, 2008



Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, D.C. 20549
Attn:  Mr. Christian Sandoe


Re: Post-Effective Amendment No. 16 to the Registration Statement on
    Form N-1A of WisdomTree Trust (the "Trust")
    (File Nos. 333-132380 and 811-21864)


Ladies and Gentlemen:

On behalf of WisdomTree Trust (the "Trust"), enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A under the Securities Act (the "Post-Effective Amendment") and Amendment No. 18 to the Trust's Registration Statement under the Investment Company Act of 1940, as amended.

This Post-Effective Amendment has been marked to reflect changes made in response to comments of the staff ("Staff") of the Securities and Exchange Commission (the "Commission") during telephone calls on June 12, 2008, June 19, 2008 and June 25, 2008, and other updating revisions. The Trust is requesting acceleration of the effective date of this Post Effective Amendment, and will make the Tandy certifications and file the necessary acceleration request letters in connection with such request.

If you have any questions regarding this Post Effective Amendment, please contact the undersigned at 212.596.9671 or Robert J. Borzone, Jr. at 212.596.9017.

                                                  Sincerely,

                                                  /s/ Keri E. Riemer